Presentation of financial statements and significant accounting practices adopted (Details) R$ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Assets [Abstract]
Deferred income tax and social contribution -34%	R$ (84,527)	R$ 381,558
In Accordance with IFRS 9 [Member]
Impairment [Abstract]
(Decrease) in allowance for doubtful accounts | $				$ (3,492)
Impact of Adoption of IFRS 15 [Member]
Revenue from services [Abstract]
Average term of effective receipt of client portfolio	6 months
Discount rate applied to calculate present value of non-current assets and liabilities	8.50%		8.40%	8.40%
Decrease in equity	R$ 503
Average period for services to be recorded in revenue	4 months
Period of measurement of services	30 days
Percentage of value recognized if revenues not billed in subsequent month	1.47%		1.37%	1.37%
Measurement period to recognized revenue if not billed in the subsequent period	60 days
Percentage of deferred income tax and social contribution on net impact on shareholders' equity	34.00%
Assets [Abstract]
Public sector customers			R$ (503)
Reversal of revenues			(1,948)
Deferred income tax and social contribution -34%			191
Net impact on shareholders' equity			R$ (2,260)